Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis
The following are the major categories of financial assets and liabilities measured at fair value on a recurring basis (in thousands):

	December 31, 2020
Description	Level 1	Level 2	Level 3	Total
Mortgage loans at fair value	$—	$7,916,515	$—	$7,916,515
IRLCs	—	—	59,579	59,579
FLSCs	—	(64,743)	—	(64,743)

Total	$—	$7,851,772	$59,579	$7,911,351

	December 31, 2019
Description	Level 1	Level 2	Level 3	Total
Mortgage loans at fair value	$—	$5,446,310	$—	$5,446,310
IRLCs	—	—	16,786	16,786
FLSCs	—	(14,506)	—	(14,506)

Total	$—	$5,431,804	$16,786	$5,448,590